UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-22930

                              USCF ETF Trust
(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:    510-522-9600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund SDCI | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$65	0.60%

Management’s Discussion of Fund Performance

Over the fiscal year ended June 30, 2024, the Fund’s NAV increased in price by 16.71%, as diversified commodities have generally increased in price. Additionally, dividends of $0.34375 per share contributed another 2.15%, funded primarily by the return from investment of collateral. The increase in the price of commodities has been attributed to supply and transportation constraints as well as increasing geopolitical tensions. Demand for commodities has generally persisted as economic activity has remained strong.

TOP PERFORMANCE CONTRIBUTORS

Soft commodities such as Cocoa (+200%) and Coffee (+50%) were top performers and contributed materially to the Fund’s return.

TOP PERFORMANCE DETRACTORS

A diverse set of commodities including Natural Gas (-32%), Soybean Oil (-20%), Corn (-19%) and Wheat (-17%) delivered negative returns over the previous year, detracting from performance when included in the portfolio.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV	16.71%	12.06%	6.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - Market	16.38%	12.05%	6.79%
S&P 500 Index	24.56%	15.03%	14.50%
Bloomberg Commodity Index Total Return℠	5.00%	7.24%	4.30%
SummerHaven Dynamic Commodity Index Total Return℠	17.71%	12.51%	7.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$22,275,400
Number of Portfolio Holdings	28
Investment Advisory Fees Paid, Net	$81,601
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	20.8%
Commodity Derivatives	(1.7)%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Gold Strategy Plus Income Fund USG | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$49	0.45%

Management’s Discussion of Fund Performance

Over the fiscal year ended June 30, 2024, the Fund’s NAV increased in price by 17.62%, largely due to an increase in the price of spot gold. Additionally, dividends of $1.8951 per share contributed approximately 8.50%, funded primarily by the sale of COMEX Gold call options and the return from investment of collateral. The increase in the price of gold has been attributed to increasing geopolitical tensions, increasing economic uncertainty, and an attempt by several central banks to diversify their holdings.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (11/2/2021)
USCF Gold Strategy Plus Income Fund - NAV	17.62%	8.33%
USCF Gold Strategy Plus Income Fund - Market	17.63%	8.28%
S&P 500 Index	24.56%	8.12%
Bloomberg Commodity Index Total Return℠	5.00%	2.57%
Bloomberg Gold Subindex Total Return℠	20.62%	10.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$7,524,243
Number of Portfolio Holdings	2
Investment Advisory Fees Paid, Net	$15,412
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2024.

Sector	% of Total Net Assets
Commodity Derivatives	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

Effective upon the open of trading on March 4, 2024, the ticker symbol for the Fund changed from “GLDX” to “USG.”

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Sustainable Battery Metals Strategy Fund ZSB | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$49	0.59%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned (32.60)%. Lackluster returns continued with electrification metals and metal equities, resulting from a combination of negative sentiment and near-term oversupply. This can be measured by referencing the Bloomberg Lithium Subindex at (85.01)% and the Bloomberg Cobalt Subindex at (49.20)%, during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2024, included Silver and Copper futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2024, included Lithium, ECX Emissions, and Cobalt futures contracts.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (1/10/2023)
USCF Sustainable Battery Metals Strategy Fund - NAV	-32.60%	-28.99%
USCF Sustainable Battery Metals Strategy Fund - Market	-32.34%	-28.93%
S&P 500 Index	24.56%	27.38%
Bloomberg Commodity Index Total Return℠	5.00%	0.26%
Bloomberg Electrification Metals TR Index℠	-4.44%	-13.58%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,458,224
Number of Portfolio Holdings	50
Investment Advisory Fees Paid, Net	$10,230
Portfolio Turnover Rate	38%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	54.7%
Basic Materials	17.1%
Industrial	1.5%
Energy	0.3%
Commodity Derivatives	(14.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Energy Commodity Strategy Absolute Return Fund USE | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$93	0.79%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned 35.71%. During the period, the Fund allocated approximately 75% of its assets based on notional exposure between West Texas Intermediate (WTI) crude oil and gasoline futures positions, with periodic combinations of long and short positions within futures positions held. The Fund’s proprietary system utilizes various signals driven by market data within the energy futures market. This led to positive performance during the fiscal year compared to the Bloomberg Energy Subindex Total Return, which only returned 5.70% during the same period.

TOP PERFORMANCE CONTRIBUTORS

The positions that contributed most significantly to USE’s return for the fiscal year ended June 30, 2024, included Natural Gas and WTI Crude futures contract holdings.

TOP PERFORMANCE DETRACTORS

No overall combination of the held petroleum or gas futures positions detracted from the Fund’s return for the fiscal year ended June 30, 2024.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (5/4/2023)
USCF Energy Commodity Strategy Absolute Return Fund - NAV	35.71%	33.49%
USCF Energy Commodity Strategy Absolute Return Fund - Market	35.26%	33.44%
S&P 500 Index	24.56%	30.41%
Bloomberg Commodity Index Total Return℠	5.00%	5.01%
Bloomberg Energy Subindex Total Return℠	5.70%	12.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$4,008,336
Number of Portfolio Holdings	10
Investment Advisory Fees Paid, Net	$28,285
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	70.8%
Commodity Derivatives	7.7%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Sustainable Commodity Strategy Fund ZSC | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund for the period of August 8, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$27(a)	0.34%

(a)	Based on the period August 8, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Management’s Discussion of Fund Performance

The Fund listed for trading on NYSE Arca on August 9, 2023. For the fiscal period ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned (21.38)%. Disappointing returns were driven by the continued drag on electrification and renewable energy exposure. This was partially offset by the agricultural exposure as referencing the Bloomberg Cocoa Subindex at 169.78% and the Bloomberg Coffee Subindex at 47.86%, during the period. The Fund uses a proprietary multi-factor methodology to select commodity exposure focused on agricultural, renewable energy, and electrification metals (as further described in the prospectus).

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal period ended June 30, 2024, included Cocoa and Coffee futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal period ended June 30, 2024, included the USCF Sustainable Battery Metals Strategy Fund and ECX Emissions futures contracts.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	Since Inception (8/8/2023)
USCF Sustainable Commodity Strategy Fund - NAV	-21.38%
USCF Sustainable Commodity Strategy Fund - Market	-20.04%
S&P 500 Index	23.06%
Bloomberg Commodity Index Total Return℠	0.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,326,020
Number of Portfolio Holdings	65
Investment Advisory Fees Paid, Net	$7,658
Portfolio Turnover Rate	8%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	31.1%
US Treasury Securities	25.6%
Energy	17.0%
Utilities	7.4%
Industrial	0.7%
Basic Materials	0.4%
Financial	0.3%
Commodity Derivatives	(2.9)%

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024 Spicer Jeffries LLP was engaged by the Trust to audit the financial statements for its series. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Trust’s series for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Aluminum Strategy Fund ALUM | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Aluminum Strategy Fund for the period of October 5, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Aluminum Strategy Fund	$50(a)	0.65%

(a)	Based on the period October 5, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Management’s Discussion of Fund Performance

The Fund listed for trading on NYSE Arca on October 6, 2023. For the fiscal period ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned 9.07%. During the period, the Fund allocated approximately one-third of its assets based on notional exposure between each of three different aluminum futures contracts listed on the Chicago Mercantile Exchange (“CME”). The Fund reflected the performance of the three futures contracts it owned plus the return on collateral invested in short-term U.S. Treasury Bills and interest- bearing cash accounts less expenses. Aluminum futures rose as investors anticipated higher demand due to the energy transition. However, futures prices retreated due to sluggish demand from China, stricter environmental regulations globally, and demand wavering due to a cooling of electric vehicle adoption.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	Since Inception (10/5/2023)
USCF Aluminum Strategy Fund - NAV	9.07%
USCF Aluminum Strategy Fund - Market	8.19%
S&P 500 Index	29.64%
Bloomberg Aluminum Subindex Total Return℠	11.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,622,184
Number of Portfolio Holdings	6
Investment Advisory Fees Paid, Net	$12,512
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	79.6%
Commodity Derivatives	(2.3)%

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024 Spicer Jeffries LLP was engaged by the Trust to audit the financial statements for its series. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Trust’s series for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Midstream Energy Income Fund UMI | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about USCF Midstream Energy Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$97	0.85%

Management’s Discussion of Fund Performance

The Fund posted a strong 12-month absolute performance period ending June 30, 2024. The Fund holdings rallied on growing thematic tailwinds—long-term natural gas demand trends from liquefied natural gas (LNG) exports and data center electricity demand. Fund holdings exposed to these trends benefited from investor sentiment that these midstream energy companies should see increased throughput volumes over the long term. Additionally, during the Fund’s fiscal year, we believe that stock fundamentals remained attractive, even relative to the 2014 midstream energy sector peak. Further, current stock fundamentals are attractive, even relative to 10 years ago at the 2014 sector peak. The Fund modestly lagged its benchmark during the fiscal year but continues to outperform since inception. The Fund’s 30-day SEC yield remains attractive relative to the broad market S&P 500 Index at 4.59% as of June 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Targa Resources (TRGP) was the top contributor during the fiscal year. Management is targeting “meaningful” dividend growth and a long-term 40-50% payout ratio from cash flow from operations.

Energy Transfer (ET) reported strong operating results during the trailing 12 months and continues to target a 3% to 5% annual distribution growth rate. ONEOK (OKE) acquired Magellan Midstream Partners (MMP) in late 2023, which diversified its business and added assets that generate high free cash flow. ONEOK also benefitted from continued volume growth in the Bakken region of South Dakota, where it operates.

TOP PERFORMANCE DETRACTORS

During the fiscal year ended June 30,2024, the Fund had one performance detractor. Canadian midstream C-corporation Enbridge (ENB) modestly detracted from performance. Shares posted positive absolute returns, but they lagged the strong performance of the Fund’s underlying portfolio. Enbridge is primarily a midstream energy company; however, many Canadian midstream names also have utility assets and may be more interest rate sensitive at times.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (3/23/2021)
USCF Midstream Energy Income Fund - NAV	28.92%	23.81%
USCF Midstream Energy Income Fund - Market	28.92%	23.86%
S&P 500 Index	24.56%	12.48%
Alerian Midstream Energy Select Total Return Index℠	29.57%	22.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$273,257,513
Number of Portfolio Holdings	22
Investment Advisory Fees Paid, Net	$1,967,308
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.2%
Money Market Funds	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On December 7, 2023, the Fund’s Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on a monthly basis. The Fund previously paid out dividends on a quarterly basis.

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

USCF Dividend Income Fund UDI | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024

This annual shareholder report contains important information about USCF Dividend Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$68	0.65%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, the USCF Dividend Income Fund lagged its benchmark, the S&P 500 Value Index. Both the Fund and the S&P 500 Value Index underperformed the broad market S&P 500 Index, as the broader index continued to be buoyed by large-cap growth tech stocks that have low or no dividend yields (and remain outside of our investible universe). On an absolute basis, the Fund’s holdings in the financials and information technology sectors contributed to returns, while industrials and communication services detracted. The 30-day SEC yield remains high relative to the broad market at 2.79% as of June 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

During the fiscal year ended June 30, 2024, we exited long time holding Broadcom (AVGO) after significant share price appreciation as valuations were swept up in the market’s excitement over artificial intelligence. Jefferies Financial Group (JEF) increased its dividend by 16.7% in the second quarter of 2024, and the company saw a rebound in investment banking activity and increased trading volume that resulted in robust earnings per share growth. At the end of June 2023, the Fed announced that all major banks had passed this year’s stress test, having capital well in excess of what would be required in a severe recession. In turn, banks were able to establish both dividend and share buyback plans consistent with the capital minimums derived from the stress test. Our holding in JPMorgan Chase & Co (JPM) contributed to returns and the bank announced plans to increase its dividend.

TOP PERFORMANCE DETRACTORS

Advertising company Interpublic Group (IPG) recently lost two large accounts, which led investors to reduce organic growth expectations; however, we believe the company can navigate this rough patch and continue to pay its high dividend yield. Package carrier United Parcel Service (UPS) detracted as shares were pressured by continued weakness in business trends following a recent strike, and we exited our holding. Pharmaceutical company Pfizer (PFE) lagged as declining COVID treatment and vaccine sales continued to trail off, weighing on top line growth.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (6/7/2022)
USCF Dividend Income Fund - NAV	10.32%	6.58%
USCF Dividend Income Fund - Market	10.26%	6.60%
S&P 500 Index	24.56%	15.96%
S &P 500 Value Total Return Index℠	15.29%	11.90%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$5,817,998
Number of Portfolio Holdings	36
Investment Advisory Fees Paid, Net	$37,150
Portfolio Turnover Rate	28%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	44.1%
Consumer, Non-cyclical	29.9%
Communications	11.6%
Technology	6.5%
Money Market Funds	2.4%
Consumer, Cyclical	1.9%
Basic Materials	1.8%
Industrial	1.6%

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Call: 1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Funds distributed by ALPS Distributors, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the period ended June 30, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Thomas E. Gard is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2024, and June 30, 2023 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,000 for 2024 and $76,750 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2024, and June 30, 2023 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2024, and June 30, 2023 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $33,000 for 2024 and $10,500 for 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2024, and June 30, 2023 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024 and $0 for 2023.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:
(b) 0%
(c) 29%
(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2024, and June 30, 2023 for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2024 and $0 for 2023.
(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are Jeremy Henderson, John D. Schwartz, H. Abram Wilson and Thomas E. Gard.
(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in Item 7 of this report.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

100
100
100
100
100
+

ANNUAL REPORT
Financial Statements and Other Information
June 30, 2024

ALUM
USCF Aluminum Strategy Fund

UDI
USCF Dividend Income Fund

UMI
USCF Midstream Energy Income Fund

USG
USCF Gold Strategy Plus Income Fund

USE
USCF Energy Commodity Strategy Absolute Return Fund

ZSB
USCF Sustainable Battery Metals Strategy Fund

ZSC
USCF Sustainable Commodity Strategy Fund

USCF ETF TRUST

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
LME Tin Futures LT, July 2024 contracts	10	$1,673,717	Jul-24	$(47,067)	(0.2)%
LME Tin Futures LT, August 2024 contracts	10	1,612,485	Aug-24	19,915	0.1%
ICE Low Sulphur Gasoil Futures QS, September 2024 contracts	20	1,512,000	Sep-24	56,000	0.3%
ICE Brent Crude Futures CO, November 2024 contracts	19	1,538,590	Sep-24	47,910	0.2%
	59	6,336,792		76,758	0.4%
United States Contracts(a)
CME Lean Hogs Futures LH, August 2024 contracts	46	1,625,480	Aug-24	21,320	0.1%
CME Live Cattle Futures LC, August 2024 contracts	22	1,587,050	Aug-24	44,690	0.2%
NYMEX RBOB Gasoline Futures RB, September 2024 contracts	15	1,567,704	Aug-24	(10,974)	(0.1)%
ICE Cocoa Futures CC, September 2024 contracts	20	1,684,060	Sep-24	(137,860)	(0.6)%
CBOT Soybean Meal Futures SM, September 2024 contracts	46	1,632,040	Sep-24	(87,820)	(0.4)%
ICE Coffee Futures KC, September 2024 contracts	18	1,538,025	Sep-24	(7,125)	(0.0	)%(b)
NYMEX WTI Crude Oil Futures CL, October 2024 contracts	20	1,544,810	Sep-24	50,390	0.2%
COMEX Copper Futures HG, September 2024 contracts	15	1,758,837	Sep-24	(112,025)	(0.5)%
COMEX Gold 100 OZ Futures GC, October 2024 contracts	7	1,646,400	Oct-24	7,350	0.0	%(c)
CBOT Soybean Futures S, November 2024 contracts	29	1,720,675	Nov-24	(119,875)	(0.5)%

The accompanying notes are an integral part of the financial statements.

2	Annual Report June 30, 2024

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
ICE Cotton Futures CT, December 2024 contracts	42	$1,619,990	Dec-24	$(93,500)	(0.4)%
	280	17,925,071		(445,429)	(2.0)%
Open Commodity Futures Contracts — Short(a)(d)
Foreign Contracts
LME Tin Futures LT, July 2024 contracts	10	(1,605,765)	Jul-24	(20,885)	(0.1)%
	10	(1,605,765)		(20,885)	(0.1)%
Total Open Commodity Futures Contracts(e)	349	$22,656,098		$(389,556)	(1.7)%

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bills:
5.32%, 7/02/2024	$400,000	$399,942	1.8%
5.26%, 7/05/2024(a)	250,000	249,855	1.1%
5.34%, 7/09/2024(a)	200,000	199,767	0.9%
5.29%, 7/11/2024(a)	400,000	399,419	1.9%
5.35%, 7/16/2024(a)	350,000	349,234	1.6%
5.37%, 7/23/2024(a)	350,000	348,874	1.6%
5.30%, 7/25/2024(a)	550,000	548,077	2.4%
5.36%, 7/30/2024(a)	350,000	348,518	1.6%
5.29%, 8/08/2024(a)	400,000	397,792	1.9%
5.29%, 8/15/2024(a)	350,000	347,712	1.5%
5.30%, 8/22/2024(a)	350,000	347,351	1.5%
5.30%, 8/29/2024(a)	350,000	346,991	1.5%
5.29%, 9/05/2024(a)	350,000	346,644	1.5%
Total Treasury Obligations
(Cost $4,630,176)		$4,630,176	20.8%
Total Investments
(Cost $4,630,176)		$4,630,176	20.8%
Other Assets in Excess of Liabilities		17,645,224	79.2%
Total Net Assets		$22,275,400	100.0%

The accompanying notes are an integral part of the financial statements.

3

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(e)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	98.7%
United Kingdom	1.3
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	20.8%
Commodity Derivatives	(1.7)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

4	Annual Report June 30, 2024

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, August 2024 contracts	31	$7,251,150	Aug-24	$1,610	0.0	%(c)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures August 2024 Option Contracts, Call @ $2450, (Premiums received $15,727)	(31)	$(15,727)	Jul-24 $	(18,290)	(0.2)%

(a)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(c)	Position represents less than 0.05%.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	(0.2)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
LME Nickel Futures LN, September 2024 contracts	1	$116,138	Sep-24	$(12,502)	(0.9)%
LME Zinc Futures LX, September 2024 contracts	1	74,273	Sep-24	(887)	(0.1)%
SGX Iron Ore Futures SC, September 2024 contracts	2	23,245	Sep-24	(2,041)	(0.1)%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	(27,867)	(1.9)%
	6	385,546		(43,297)	(3.0)%
United States Contracts(a)
COMEX Silver Futures SI, September 2024 contracts	1	158,490	Sep-24	(10,690)	(0.7)%
COMEX Copper Futures HG, September 2024 contracts	2	226,700	Sep-24	(7,125)	(0.5)%
LME Aluminum Futures LA, September 2024 contracts	3	192,275	Sep-24	(5,262)	(0.4)%
CME Cobalt Fastmarket Futures CV, September 2024 contracts	5	205,581	Sep-24	(63,713)	(4.4)%
CME Lithium LiOH Futures, October 2024 contracts	4	76,000	Oct-24	(21,760)	(1.5)%
CME Lithium LiOH Futures, November 2024 contracts	4	76,000	Nov-24	(21,600)	(1.5)%
CME Cobalt Fastmarket Futures CV, December 2024 contracts	5	157,630	Dec-24	(11,023)	(0.7)%
CME Lithium LiOH Futures, December 2024 contracts	4	76,000	Dec-24	(21,600)	(1.5)%
	28	1,168,676		(162,773)	(11.2)%
Total Open Commodity Futures Contracts(b)	34	$1,554,222		$(206,070)	(14.2)%

The accompanying notes are an integral part of the financial statements.

6	Annual Report June 30, 2024

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	$2,515	0.2%
Lynas Rare Earths Ltd.(c)	4,472	17,711	1.2%
Mineral Resources Ltd.	78	2,809	0.2%
Pilbara Minerals Ltd.	3,984	8,168	0.6%
		31,203	2.2%
Brazil
Vale SA, ADR	100	1,117	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	400	16,300	1.1%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	940	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A	1,000	3,472	0.2%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(d)	4,400	8,578	0.6%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	1,443	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	11,600	16,540	1.1%
Ningbo Shanshan Co. Ltd. – Class A	100	111	0.0	%(e)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	7,275	14,080	1.0%
Shenghe Resources Holding Co. Ltd. – Class A	5,400	6,376	0.4%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,174	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(c)	120	464	0.0	%(e)
Tianqi Lithium Corp. – Class H	1,200	3,443	0.2%
Tongwei Co. Ltd. – Class A	600	1,571	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,200	2,932	0.2%
Xinte Energy Co. Ltd. – Class H(c)	2,800	2,905	0.2%
Youngy Co. Ltd. – Class A	400	1,645	0.1%
		65,674	4.4%
France
Eramet SA	139	14,026	1.0%
Germany
SGL Carbon SE(c)	6,808	46,260	3.2%
Wacker Chemie AG	52	5,673	0.4%
		51,933	3.6%
Japan
Nippon Carbon Co. Ltd.	600	19,321	1.3%
Nippon Denko Co. Ltd.	3,300	5,990	0.4%
Toho Titanium Co. Ltd.	100	891	0.1%
		26,202	1.8%

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Jersey Island
Arcadium Lithium PLC - CDI(c)	2,043	$6,726	0.5%
Arcadium Lithium PLC(c)	3,127	10,507	0.7%
		17,233	1.2%
Netherlands
AMG Critical Materials NV	25	413	0.0	%(e)
Norway
Elkem ASA, 144A(c)(d)	5,507	10,468	0.7%
South Korea
Ecopro BM Co. Ltd.(c)	6	798	0.1%
L&F Co. Ltd.(c)	5	491	0.0	%(e)
		1,289	0.1%
United States
Albemarle Corp.	200	19,104	1.3%
GrafTech International Ltd.(c)	9,600	9,312	0.6%
MP Materials Corp.(c)	700	8,911	0.6%
Tronox Holdings PLC	200	3,138	0.2%
		40,465	2.7%
Total Common Stocks
(Cost $435,113)		$276,323	18.9%

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bill, 5.30%, 7/25/2024	$800,000	797,202	54.7%
Total Treasury Obligations
(Cost $797,202)		$797,202	54.7%
Total Investments
(Cost $1,232,315)		$1,073,525	73.6%
Other Assets in Excess of Liabilities		384,699	26.4%
Total Net Assets		$1,458,224	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(c)	Non-income producing security.
(d)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $19,046, which represents 1.3% of net assets as of June 30, 2024.
(e)	Position represents less than 0.05%.

The accompanying notes are an integral part of the financial statements.

8	Annual Report June 30, 2024

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

Summary of Portfolio Holdings by Country^
United States	80.1%
China	6.1
Germany	4.8
Australia	2.9
Japan	2.5
Jersey Island	1.6
Chile	1.5
France	1.3
Norway	1.0
South Korea	0.1
Brazil	0.1
Singapore	(0.1)
United Kingdom	(0.1)
Netherlands	(1.8)
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	54.7%
Basic Materials	17.1%
Industrial	1.5%
Energy	0.3%
Commodity Derivatives	(14.1)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
United States Contracts(a)
NYMEX E-mini Crude Oil Futures EC, September 2024 contracts	1	$39,512	Aug-24	$808	0.0	%(b)
NYMEX WTI Crude Oil Futures CL, September 2024 contracts	63	4,713,030	Aug-24	367,290	9.2%
NYMEX RBOB Gasoline Futures RB, September 2024 contracts	8	785,602	Aug-24	44,654	1.1%
NYMEX Natural Gas Futures NG, June 2025 contracts	29	963,350	May-25	(31,870)	(0.8)%
	101	6,501,494		380,882	9.5%
Open Commodity Futures Contracts — Short
United States Contracts(a)
NYMEX Natural Gas Futures NG, September 2024 contracts	34	(968,660)	Aug-24	85,340	2.1%
NYMEX WTI Crude Oil Futures CL, June 2025 contracts	34	(2,417,420)	May-25	(141,420)	(3.5)%
NYMEX RBOB Gasoline Futures RB, June 2025 contracts	4	(381,469)	May-25	(14,557)	(0.4)%
	72	(3,767,549)		(70,637)	(1.8)%
Total Open Commodity Futures Contracts(c)	173	$2,733,945		$310,245	7.7%

The accompanying notes are an integral part of the financial statements.

10	Annual Report June 30, 2024

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bills:
5.30%, 7/25/2024	$1,350,000	$1,345,279	33.6%
5.29%, 8/08/2024	500,000	497,240	12.4%
5.29%, 8/15/2024	1,000,000	993,463	24.8%
Total Treasury Obligations
(Cost $2,835,982)		$2,835,982	70.8%
Total Investments
(Cost $2,835,982)		$2,835,982	70.8%
Other Assets in Excess of Liabilities		1,172,534	29.2%
Total Net Assets		$4,008,336	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	70.8%
Commodity Derivatives	7.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, August 2024 contracts	3	$73,149	Jul-24	$4,301	0.2%
ICE Canola Futures RS, November 2024 contracts	4	37,803	Nov-24	(1,258)	(0.0	)%(b)
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	(27,867)	(1.2)%
	9	282,842		(24,824)	(1.0)%
United States Contracts(a)
ICE Cocoa Futures CC, September 2024 contracts	1	90,840	Sep-24	(13,530)	(0.6)%
CBOT Corn Futures C, September 2024 contracts	9	203,388	Sep-24	(20,012)	(0.9)%
CBOT Rough Rice Futures RR, September 2024 contracts	3	91,730	Sep-24	610	0.0	%(c)
CBOT Wheat Future W, September 2024 contracts	3	98,625	Sep-24	(12,600)	(0.5)%
ICE Coffee Futures KC, September 2024 contracts	1	87,506	Sep-24	(2,456)	(0.1)%
NYMEX Chicago Ethanol S Futures CU, September 2024 contracts	1	74,025	Sep-24	735	0.0	%(c)
ICE Sugar #11 Futures SB, October 2024 contracts	2	42,470	Sep-24	3,002	0.1%
CBOT Soybean Futures S, November 2024 contracts	2	115,413	Nov-24	(5,013)	(0.2)%
ICE Cotton Futures CT, December 2024 contracts	1	36,800	Dec-24	(455)	(0.0	)%(b)
ICE Biodiesel D4 RIN Futures RI, December 2024 contracts	2	44,645	Dec-24	11,605	0.5%

The accompanying notes are an integral part of the financial statements.

12	Annual Report June 30, 2024

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
ICE CA Low Carbon Fuel Futures ZR, December 2024 contracts	2	$14,525	Dec-24	$(4,925)	(0.2)%
ICE PJM TQRECC I ZQ, July 2025 contracts	13	50,507	Jul-25	(171)	(0.0	)%(a)
	40	950,474		(43,210)	(1.9)%
Total Open Commodity Futures Contracts(d)	49	$1,233,316		$(68,034)	(2.9)%

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	6,245	0.3%
Chemicals
Daqo New Energy Corp., ADR(e)	600	8,760	0.4%
Electric
AES Brasil Energia SA	10,100	20,711	0.9%
Boralex, Inc. – Class A	800	19,591	0.8%
Brookfield Renewable Corp. – Class A	700	19,866	0.8%
EDP Renovaveis SA	1,132	15,832	0.7%
FTC Solar, Inc.(e)	6,400	2,259	0.1%
Greenvolt-Energias Renovaveis SA(e)	103	918	0.0	%(b)
Light S/A(e)	9,300	8,338	0.4%
Meridian Energy Ltd.	8,940	34,265	1.5%
NextEra Energy, Inc.	200	14,162	0.6%
Ormat Technologies, Inc.	100	7,170	0.3%
Orsted AS, 144A(e)(f)	232	12,356	0.5%
ReNew Energy Global PLC – Class A(e)	2,600	16,224	0.7%
		171,692	7.3%

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy — Alternate Sources
Array Technologies, Inc.(e)	1,300	$13,338	0.6%
Cadeler A/S(e)	1,326	8,394	0.4%
Canadian Solar, Inc.(e)	1,500	22,125	0.9%
Corp. ACCIONA Energias Renovables SA	780	16,076	0.7%
Energix-Renewable Energies Ltd.	1,127	4,233	0.2%
Enphase Energy, Inc.(e)	100	9,971	0.4%
ERG SpA	168	4,220	0.2%
First Solar, Inc.(e)	200	45,092	1.9%
Flat Glass Group Co. Ltd. – Class H	8,000	11,784	0.5%
Gigasolar Materials Corp.(e)	2,000	8,970	0.4%
Grenergy Renovables SA(e)	1,150	41,536	1.8%
JA Solar Technology Co. Ltd. – Class A	3,600	5,523	0.2%
JinkoSolar Holding Co. Ltd., ADR	500	10,360	0.4%
LONGi Green Energy Technology Co. Ltd. – Class A(e)	6,200	11,906	0.5%
Maxeon Solar Technologies Ltd.(e)	3,100	2,644	0.1%
Ming Yang Smart Energy Group Ltd. – Class A(e)	2,900	3,750	0.2%
Motech Industries, Inc.	3,000	2,955	0.1%
Neoen SA, 144A(f)	52	2,099	0.1%
Nordex SE(e)	1,599	19,605	0.8%
OX2 AB(e)	3,125	17,543	0.7%
OY Nofar Energy Ltd.(e)	536	11,831	0.5%
PNE AG	110	1,601	0.1%
Scatec ASA, 144A(e)(f)	953	7,756	0.3%
Serena Energia SA(e)	2,300	3,648	0.2%
Solaria Energia y Medio Ambiente SA(e)	1,641	20,349	0.9%
Sungrow Power Supply Co. Ltd. – Class A	3,780	32,116	1.4%
Sunrun, Inc.(e)	2,300	27,278	1.2%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A(e)	1,600	1,896	0.1%
Terna Energy SA(e)	91	1,901	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A(e)	10,700	13,102	0.6%
Xinte Energy Co. Ltd. – Class H(e)	10,800	11,205	0.5%
		394,807	17.0%

The accompanying notes are an integral part of the financial statements.

14	Annual Report June 30, 2024

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Engineering & Construction
Eolus Vind AB – Class B	363	$2,420	0.1%
Investment Companies
Aker Horizons ASA(e)	27,526	7,264	0.3%
Machinery — Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	1,079	8,294	0.4%
Total Common Stocks
(Cost $753,373)		$599,482	25.8%

Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $1,052,640)	49,500	$723,195	31.1%

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bills:
5.29%, 8/15/2024(a)
(Cost $596,077)	$600,000	$596,077	25.6%

Total Investments
(Cost $2,402,090)		$1,918,754	82.5%
Other Assets in Excess of Liabilities		407,266	17.5%
Total Net Assets		$2,326,020	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $22,211, which represents 1.0% of net assets as of June 30, 2024.
(g)	Affiliated issuer.

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 is as follows:

Value at 6/30/2023	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 6/30/2024	Value at 6/30/2024
Exchange-Traded Fund — 31%
USCF Sustainable Battery Metals Strategy Fund
$—	$1,052,640	$—	$—	$(329,445)	$28,196	$—	49,500	$723,195

Summary of Portfolio Holdings by Country^
United States	77.4%
China	6.2
Spain	4.9
Canada	2.2
New Zealand	1.8
Brazil	1.7
Germany	1.1
Denmark	1.1
Sweden	1.0
India	0.8
Israel	0.8
Taiwan	0.6
South Africa	0.4
Norway	0.4
Italy	0.2
France	0.1
Greece	0.1
Portugal	0.1
Netherlands	(0.9)
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	31.1%
US Treasury Securities	25.6%
Energy	17.0%
Utilities	7.4%
Industrial	0.7%
Basic Materials	0.4%
Financial	0.3%
Commodity Derivatives	(2.9)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

16	Annual Report June 30, 2024

USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
United States Contracts(a)
LME Aluminum Futures LA, August 2024 contracts	8	$490,912	Aug-24	$3,237	0.2%
LME Aluminum Futures LA, September 2024 contracts	9	579,338	Sep-24	(18,300)	(1.1)%
LME Aluminum Futures LA, October 2024 contracts	9	586,831	Oct-24	(22,531)	(1.4)%
	26	1,657,081		(37,594)	(2.3)%
Total Open Commodity Futures Contracts(b)	26	$1,657,081		$(37,594)	(2.3)%

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bills:
5.30%, 7/25/2024(a)	$125,000	$124,563	7.7%
5.29%, 8/15/2024	1,050,000	1,043,136	64.3%
5.30%, 8/29/2024	125,000	123,925	7.6%
Total Treasury Obligations
(Cost $1,291,624)		$1,291,624	79.6%
Total Investments
(Cost $1,291,624)		$1,291,624	79.6%
Other Assets in Excess of Liabilities		330,560	20.4%
Total Net Assets		$1,622,184	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	79.6%
Commodity Derivatives	(2.3)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

18	Annual Report June 30, 2024

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024

	% of Total Net Assets	Shares	Value
Common Stocks	74.9%
Pipelines	74.9%
Antero Midstream Corp.	4.7%	879,876	$12,969,372
Cheniere Energy, Inc.	4.6%	71,912	12,572,375
DT Midstream, Inc.	4.6%	177,266	12,591,204
Enbridge, Inc.	7.6%	581,055	20,679,748
EnLink Midstream LLC	2.1%	420,883	5,791,350
Equitrans Midstream Corp.	4.3%	903,596	11,728,676
Gibson Energy, Inc.	1.9%	305,816	5,196,201
Hess Midstream LP – Class A	2.3%	169,965	6,193,525
Keyera Corp.	4.0%	391,397	10,837,894
Kinder Morgan, Inc.	4.5%	622,962	12,378,255
Kinetik Holdings, Inc.	2.3%	151,585	6,281,683
ONEOK, Inc.	7.2%	240,415	19,605,843
Pembina Pipeline Corp.	4.2%	313,801	11,635,741
Plains GP Holdings LP – Class A	4.6%	670,382	12,616,589
Targa Resources Corp.	8.1%	171,268	22,055,893
TC Energy Corp.	3.1%	226,017	8,566,044
Williams Cos., Inc. (The)	4.8%	307,594	13,072,745
			204,773,138
Total Common Stocks
(Cost $149,381,903)	74.9%		204,773,138
Master Limited Partnerships	24.3%
Pipelines	24.3%
Energy Transfer LP	9.4%	1,584,565	25,701,645
Enterprise Products Partners LP	7.5%	705,392	20,442,260
MPLX LP	5.9%	376,558	16,037,605
Western Midstream Partners LP	1.5%	102,412	4,068,829
			66,250,339
Total Master Limited Partnerships
(Cost $38,969,472)	24.3%		66,250,339
Money Market Funds	0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(a)
(Cost $1,334,067)	0.5%	1,334,067	1,334,067
Total Investments
(Cost $189,685,442)	99.7%		272,357,544
Other Assets in Excess of Liabilities	0.3%		899,969
Total Net Assets	100.0%		$273,257,513

(a) Reflects the 7-day yield at June 30, 2024.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

Summary of Portfolio Holdings by Country^
United States	79.1%
Canada	20.9
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.2%
Money Market Funds	0.5

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

20	Annual Report June 30, 2024

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2024

	% of Total Net Assets	Shares	Value
Common Stocks	97.4%
Advertising	4.7%
Interpublic Group of Cos., Inc. (The)	3.0%	6,020	$175,122
Omnicom Group, Inc.	1.7%	1,118	100,284
			275,406
Banks	22.0%
Associated Banc-Corp.	2.3%	6,306	133,372
Bank of America Corp.	2.4%	3,493	138,916
Bank of New York Mellon Corp. (The)	3.6%	3,548	212,490
East West Bancorp, Inc.	2.6%	2,074	151,879
Goldman Sachs Group, Inc. (The)	4.1%	532	240,634
JPMorgan Chase & Co.	4.0%	1,138	230,172
Royal Bank of Canada	3.0%	1,615	171,804
			1,279,267
Beverages	4.4%
Coca-Cola Co. (The)	4.4%	4,068	258,928
Biotechnology	4.0%
Gilead Sciences, Inc.	4.0%	3,361	230,598
Chemicals	1.8%
Nutrien Ltd.	1.8%	2,047	104,213
Commercial Services	1.9%
Robert Half, Inc.	1.9%	1,780	113,884
Diversified Financial Services	7.7%
CME Group, Inc.	2.3%	671	131,919
Jefferies Financial Group, Inc.	4.0%	4,688	233,275
Radian Group, Inc.	1.4%	2,723	84,685
			449,879
Food	1.9%
Conagra Brands, Inc.	1.9%	3,830	108,849
Healthcare-Products	3.7%
Medtronic PLC	3.7%	2,706	212,989
Insurance	4.1%
Old Republic International Corp.	4.1%	7,663	236,787
Media	3.5%
Comcast Corp. – Class A	3.5%	5,163	202,183

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (continued)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
Packaging & Containers	1.6%
Sonoco Products Co.	1.6%	1,823	$92,463
Pharmaceuticals	14.0%
AbbVie, Inc.	4.0%	1,350	231,552
Cardinal Health, Inc.	1.4%	811	79,738
Johnson & Johnson	4.3%	1,721	251,541
Merck & Co., Inc.	2.6%	1,211	149,922
Pfizer, Inc.	1.7%	3,638	101,791
			814,544
REITS	10.3%
Camden Property Trust	1.3%	710	77,468
Host Hotels & Resorts, Inc.	3.0%	9,745	175,215
Lamar Advertising Co. – Class A	2.7%	1,306	156,106
Mid-America Apartment Communities, Inc.	1.3%	520	74,158
STAG Industrial, Inc.	2.0%	3,217	116,005
			598,952
Retail	1.9%
MSC Industrial Direct Co., Inc. – Class A	1.9%	1,423	112,858
Semiconductors	2.4%
Texas Instruments, Inc.	2.4%	710	138,116
Software	4.1%
Paychex, Inc.	4.1%	2,015	238,898
Telecommunications	3.4%
Cisco Systems, Inc.	3.4%	4,201	199,590
Total Common Stocks
(Cost $5,284,351)	97.4%		5,668,404
Money Market Funds	2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(a)
(Cost $139,578)	2.4%	139,578	139,578
Total Investments
(Cost $5,423,929)	99.8%		5,807,982
Other Assets in Excess of Liabilities	0.2%		10,016
Total Net Assets	100.0%		$5,817,998

(a) Reflects the 7-day yield at June 30, 2024.

The accompanying notes are an integral part of the financial statements.

22	Annual Report June 30, 2024

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2024 (concluded)

Summary of Portfolio Holdings by Country^
United States	95.2%
Canada	4.8
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	44.1%
Consumer, Non-cyclical	29.8
Communications	11.7
Technology	6.5
Money Market Funds	2.4
Consumer, Cyclical	1.9
Basic Materials	1.8
Industrial	1.6

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2024

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Assets:
Investments, at Value	$4,630,176	$—
Cash and Cash Equivalents	15,214,217	7,155,441
Receivables:
Deposits at Broker for Futures Contracts	2,374,865	355,145
Variation Margin on Futures Contracts, Net	43,444	9,300
Dividends and Interest	72,628	24,725
Unsettled Open Futures Contracts	19,915	—
Total Assets	22,355,245	7,544,611

Liabilities:
Written Call Options, at Value	—	18,290
Payables:
Accrued Management Fees, Net	11,893	2,078
Unsettled Open Futures Contracts	67,952	—
Total Liabilities	79,845	20,368
Total Net Assets	$22,275,400	$7,524,243

Net Assets Consist of:
Paid In Capital	$22,438,290	$7,537,848
Total Distributable Earnings (Accumulated Losses)	(162,890)	(13,605)
Total Net Assets	$22,275,400	$7,524,243

Net Asset Value Per Share:
Total Net Assets	$22,275,400	$7,524,243
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	1,150,000	275,000
Net Asset Value	$19.37	$27.36
Investments, at Cost	$4,630,176	$—
Written Call Options, Premiums Received	$—	$15,727

The accompanying notes are an integral part of the financial statements.

24	Annual Report June 30, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (continued)
JUNE 30, 2024

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Assets:
Investments, at Value	$1,073,525	$2,835,982
Cash and Cash Equivalents	198,748	691,496
Receivables:
Deposits at Broker for Futures Contracts	190,800	460,662
Variation Margin on Futures Contracts, Net	6,410	18,643
Dividends and Interest	2,903	4,019
Total Assets	1,472,386	4,010,802

Liabilities:
Payables:
Accrued Management Fees, Net	773	2,466
Unsettled Open Futures Contracts, Net	13,389	—
Total Liabilities	14,162	2,466
Total Net Assets	$1,458,224	$4,008,336

Net Assets Consist of:
Paid In Capital	$1,845,681	$3,635,448
Total Distributable Earnings (Accumulated Losses)	(387,457)	372,888
Total Net Assets	$1,458,224	$4,008,336

Net Asset Value Per Share:
Total Net Assets	$1,458,224	$4,008,336
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	100,000
Net Asset Value	$14.58	$40.08
Investments, at Cost	$1,232,315	$2,835,982

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (concluded)
JUNE 30, 2024

	USCF Sustainable Commodity Strategy Fund	USCF Aluminum Strategy Fund
Assets:
Unaffiliated Investments, at Value	$1,195,559	$1,291,624
Investments in Affiliates, at Market Value	723,195	—
Cash and Cash Equivalents	272,024	112,396
Foreign Currency, at Value (Cost $147 and $—, respectively)	160	—
Receivables:
Deposits at Broker for Futures Contracts	130,449	221,410
Reimbursement from Adviser, Net	4,514	—
Dividends and Interest	2,215	1,343
Investment Securities Sold	—	845,658
Unsettled Open Futures Contracts	—	3,237
Total Assets	2,328,116	2,475,668

Liabilities:
Payables:
Capital Shares	—	811,339
Accrued Management Fees, Net	—	1,315
Unsettled Open Futures Contracts	—	40,830
Variation Margin on Futures Contracts, Net	2,096	—
Total Liabilities	2,096	853,484
Total Net Assets	$2,326,020	$1,622,184

Net Assets Consist of:
Paid In Capital	$2,898,759	$1,614,630
Total Distributable Earnings (Accumulated Losses)	(572,739)	7,554
Total Net Assets	$2,326,020	$1,622,184

Net Asset Value Per Share:
Total Net Assets	$2,326,020	$1,622,184
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	50,000
Net Asset Value	$23.26	$32.44
Unaffiliated Investments, at Cost	$1,349,450	$1,291,624
Investments in Affiliates, at Cost	$1,052,640	$—

The accompanying notes are an integral part of the financial statements.

26	Annual Report June 30, 2024

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2024

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Assets:
Investments, at Value	$272,357,544	$5,807,982
Foreign Currency, at Value (Cost $122,367 and $—, respectively)	122,922	—
Receivables:
Investment Securities Sold	2,064,705	—
Dividends	342,361	9,599
Interest	5,670	621
Foreign Tax Reclaim	—	2,894
Total Assets	274,893,202	5,821,096

Liabilities:
Payables:
Investment Securities Purchased	1,450,571	—
Accrued Management Fees, Net	185,118	3,098
Total Liabilities	1,635,689	3,098
Total Net Assets	$273,257,513	$5,817,998

Net Assets Consist of:
Paid In Capital	$186,143,856	$5,343,269
Total Distributable Earnings (Accumulated Losses)	87,113,657	474,729
Total Net Assets	$273,257,513	$5,817,998

Net Asset Value Per Share:
Total Net Assets	$273,257,513	$5,817,998
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	6,510,000	215,000
Net Asset Value	$41.98	$27.06
Investments, at Cost	$189,685,442	$5,423,929

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2024

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Investment Income:
Interest Income	$710,017	$179,384
Total Investment Income	710,017	179,384

Expenses:
Management Fees	108,802	15,412
Total Expenses	108,802	15,412
Less Fees Waived (Note 4)	(27,201)	—
Net Expenses	81,601	15,412
Net Investment Income (Loss)	628,416	163,972

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Commodity Futures Contracts(a)	1,137,375	372,190
Written Call Options	—	(57,491)
Net Realized Gain (Loss)	1,137,375	314,699
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	(152,808)	93,070
Written Call Options	—	(5,238)
Net Change in Unrealized Appreciation (Depreciation)	(152,808)	87,832
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	984,567	402,531
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,612,983	$566,503

(a) Net of commissions of $11,951 and $1,287, respectively.

The accompanying notes are an integral part of the financial statements.

28	Annual Report June 30, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED JUNE 30, 2024

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Investment Income:
Dividend Income (less net foreign withholding tax $615 and $0)	$4,145	$—
Interest Income	67,123	187,799
Total Investment Income	71,268	187,799

Expenses:
Management Fees	13,698	28,285
Total Expenses	13,698	28,285
Less Fees Waived (Note 4)	(3,468)	—
Net Expenses	10,230	28,285
Net Investment Income (Loss)	61,038	159,514

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Commodity Futures Contracts(a)	(477,930)	520,488
Investments	(44,660)	90
Foreign Currency Transactions	(559)	—
Net Realized Gain (Loss)	(523,149)	520,578
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	(130,105)	390,669
Investments	(129,451)	—
Foreign Currency Translations	(311)	—
Net Change in Unrealized Appreciation (Depreciation)	(259,867)	390,669
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	(783,016)	911,247
Net Increase (Decrease) in Net Assets Resulting from Operations	$(721,978)	$1,070,761

(a) Net of commissions of $5,712 and $11,256, respectively.

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS (concluded)
FOR THE PERIOD ENDED JUNE 30, 2024

	USCF Sustainable Commodity Strategy Fund(a)	USCF Aluminum Strategy Fund(b)
Investment Income:
Unaffiliated Dividend Income (Less Net Foreign Withholding Tax of $785 and $0)	$5,776	$—
Affiliated Dividend Income	28,196	—
Interest Income	49,480	101,558
Total Investment Income	83,452	101,558

Expenses:
Management Fees	17,885	12,512
Total Expenses	17,885	12,512
Less Fees Waived (Note 4)	(4,528)	—
Less Fees Waived from Affiliated Investments (Note 4)	(5,699)	—
Net Expenses	7,658	12,512
Net Investment Income (Loss)	75,794	89,046

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Commodity Futures Contracts(c)	(120,736)	80,118
Investments	(37,872)	52
Foreign Currency Transactions	(2,903)	—
Net Realized Gain (Loss)	(161,511)	80,170
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	(68,034)	(37,594)
Unaffiliated Investments	(153,891)	—
Affiliated Investments	(329,445)	—
Foreign Currency Translations	216	—
Net Change in Unrealized Appreciation (Depreciation)	(551,154)	(37,594)
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	(712,665)	42,576
Net Increase (Decrease) in Net Assets Resulting from Operations	$(636,871)	$131,622

(a)	Commencement of Operations, August 8, 2023.
(b)	Commencement of Operations, October 5, 2023.
(c)	Net of commissions of $1,719 and $1,270, respectively.

The accompanying notes are an integral part of the financial statements.

30	Annual Report June 30, 2024

USCF ETF TRUST
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2024

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax of $513,439 and $6)	$9,120,854	$194,288
Interest Income	102,951	6,785
Total Investment Income	9,223,805	201,073

Expenses:
Management Fees	1,967,308	37,150
Total Expenses	1,967,308	37,150
Net Investment Income (Loss)	7,256,497	163,923

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	6,971,106	262,401
In-kind Redemptions	1,509,333	31,229
Foreign Currency Transactions	(4,892)	(46)
Net Realized Gain (Loss)	8,475,547	293,584
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	44,079,770	115,263
Foreign Currency Translations	(487)	(22)
Net Change in Unrealized Appreciation (Depreciation)	44,079,283	115,241
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	52,554,830	408,825
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,811,327	$572,748

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund		USCF Gold Strategy Plus Income Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2024	2023	2024	2023
Operations:
Net Investment Income (Loss)	$628,416	$268,457	$163,972	$102,134
Net Realized Gain (Loss)	1,137,375	(800,274)	314,699	126,164
Net Change in Unrealized Appreciation (Depreciation)	(152,808)	365,224	87,832	9,603
Net Increase (Decrease) in Net Assets Resulting from Operations	1,612,983	(166,593)	566,503	237,901

Distributions to Shareholders from:
Distributable Earnings	(208,989)	(3,022,277)	(277,630)	(127,148)

Shareholder Transactions:
Proceeds from Shares Sold	18,051,520	3,045,435	6,801,018	3,680,970
Cost of Shares Redeemed	(5,636,576)	(2,007,459)	(2,699,658)	(3,836,208)
Net Increase (Decrease) in Net Assets from Shares Transactions	12,414,944	1,037,976	4,101,360	(155,238)
Net Increase (Decrease) in Net Assets	13,818,938	(2,150,894)	4,390,233	(44,485)

Net Assets:
Beginning of Year	8,456,462	10,607,356	3,134,010	3,178,495
End of Year	$22,275,400	$8,456,462	$7,524,243	$3,134,010

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	500,000	450,000	125,000	125,000
Shares Issued	950,000	150,000	250,000	150,000
Shares Redeemed	(300,000)	(100,000)	(100,000)	(150,000)
Shares Outstanding, End of Year	1,150,000	500,000	275,000	125,000

The accompanying notes are an integral part of the financial statements.

32	Annual Report June 30, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Battery Metals Strategy Fund		USCF Energy Commodity Strategy Absolute Return Fund
	For the Year Ended June 30,	For the Period Ended June 30,	For the Year Ended June 30,	For the Period Ended June 30,
	2024	2023(a)	2024	2023(b)
Operations:
Net Investment Income (Loss)	$61,038	$37,484	$159,514	$19,121
Net Realized Gain (Loss)	(523,149)	(189,560)	520,578	151,115
Net Change in Unrealized Appreciation (Depreciation)	(259,867)	(104,529)	390,669	(80,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	(721,978)	(256,605)	1,070,761	89,812

Distributions to Shareholders from:
Distributable Earnings	(59,612)	—	(152,237)	—

Shareholder Transactions:
Proceeds from Shares Sold	—	2,496,419	—	3,000,000
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,496,419	—	3,000,000
Net Increase (Decrease) in Net Assets	(781,590)	2,239,814	918,524	3,089,812

Net Assets:
Beginning of Period	2,239,814	—	3,089,812	—
End of Period	$1,458,224	$2,239,814	$4,008,336	$3,089,812

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	—	100,000	—
Shares Issued	—	100,000	—	100,000
Shares Redeemed	—	—	—	—
Shares Outstanding, End of Period	100,000	100,000	100,000	100,000
(a)	Commencement of Operations, January 10, 2023.
(b)	Commencement of Operations, May 4, 2023.

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	USCF Sustainable Commodity Strategy Fund	USCF Aluminum Strategy Fund
	For the Period Ended June 30, 2024(a)	For the Period Ended June 30, 2024(b)
Operations:
Net Investment Income (Loss)	$75,794	$89,046
Net Realized Gain (Loss)	(161,511)	80,170
Net Change in Unrealized Appreciation (Depreciation)	(551,154)	(37,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	(636,871)	131,622

Distributions to Shareholders from:
Distributable Earnings	(37,109)	(25,107)

Shareholder Transactions:
Proceeds from Shares Sold	3,000,000	3,782,008
Cost of Shares Redeemed	—	(2,266,339)
Net Increase (Decrease) in Net Assets from Shares Transactions	3,000,000	1,515,669
Net Increase (Decrease) in Net Assets	2,326,020	1,622,184

Net Assets:
Beginning of Period	—	—
End of Period	$2,326,020	$1,622,184

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	—	—
Shares Issued	100,000	125,000
Shares Redeemed	—	(75,000)
Shares Outstanding, End of Period	100,000	50,000

(a) Commencement of Operations, August 8, 2023.
(b) Commencement of Operations, October 5, 2023.

The accompanying notes are an integral part of the financial statements.

34	Annual Report June 30, 2024

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy Income Fund		USCF Dividend Income Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2024	2023	2024	2023
Operations:
Net Investment Income (Loss)	$7,256,497	$5,564,810	$163,923	$164,024
Net Realized Gain (Loss)	8,475,547	786,669	293,584	(180,123)
Net Change in Unrealized Appreciation (Depreciation)	44,079,283	18,890,839	115,241	596,151
Net Increase (Decrease) in Net Assets Resulting from Operations	59,811,327	25,242,318	572,748	580,052

Distributions to Shareholders from:
Distributable Earnings	(11,590,942)	(5,347,164)	(159,177)	(173,820)
Return of Capital	—	(4,330,404)	—	—
Total Distributions to Shareholders	(11,590,942)	(9,677,568)	(159,177)	(173,820)

Shareholder Transactions:
Proceeds from Shares Sold	24,183,805	38,550,653	—	—
Cost of Shares Redeemed	(4,384,375)	—	(271,447)	—
Net Increase (Decrease) in Net Assets from Shares Transactions	19,799,430	38,550,653	(271,447)	—
Net Increase (Decrease) in Net Assets	68,019,815	54,115,403	142,124	406,232

Net Assets:
Beginning of Year	205,237,698	151,122,295	5,675,874	5,269,642
End of Year	$273,257,513	$205,237,698	$5,817,998	$5,675,874

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	6,000,000	4,850,000	225,000	225,000
Shares Issued	630,000	1,150,000	—	—
Shares Redeemed	(120,000)	—	(10,000)	—
Shares Outstanding, End of Year	6,510,000	6,000,000	215,000	225,000

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$16.91	$23.57	$20.55	$13.17	$18.46
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.85	0.57	(0.09)	(0.09)	0.12
Net Realized and Unrealized Gain (Loss)	1.95	(0.87)	6.67	7.47	(5.31)
Total Income (Loss) from Operations	2.80	(0.30)	6.58	7.38	(5.19)

Less Distributions From:
Net Investment Income	(0.34)	(6.36)	(3.56)	—	(0.10)
Total Distributions	(0.34)	(6.36)	(3.56)	—	(0.10)
Net Asset Value, End of Year	$19.37	$16.91	$23.57	$20.55	$13.17

Total Return(b)	16.71%	(1.75)%	37.52%	56.04%	(28.20)%
Net Assets, End of Year (thousands)	$22,275	$8,456	$10,607	$8,220	$2,634
Ratios of Average Net Assets:
Gross Expenses	0.80%	0.80%	0.80%	0.80%	0.94%
Net Expenses(c)	0.60%	0.60%	0.60%	0.60%	0.77%
Net Investment Income (Loss)	4.62%	2.97%	(0.42)%	(0.56)%	0.73%
Portfolio Turnover Rate(d)	0%	0%	0%	0%	0%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(c)	The Adviser has contractually agreed, through October 31, 2024, to waive 0.20% of its management fee.
(d)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

36	Annual Report June 30, 2024

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,		For the Period Ended June 30,
	2024	2023	2022(a)
Net Asset Value, Beginning of Period	$25.07	$25.43	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.23	0.75	(0.03)
Net Realized and Unrealized Gain (Loss)	2.96	(0.12)	0.63
Total Income (Loss) from Operations	4.19	0.63	0.60

Less Distributions From:
Net Investment Income	(1.90)	(0.99)	(0.17)
Total Distributions	(1.90)	(0.99)	(0.17)
Net Asset Value, End of Period	$27.36	$25.07	$25.43

Total Return(c)	17.62%	2.71%	2.38%
Net Assets, End of Period (thousands)	$7,524	$3,134	$3,178
Ratios of Average Net Assets:
Expenses	0.45%	0.45%	0.45	%(d)
Net Investment Income (Loss)	4.79%	3.00%	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%	0%	0%

(a)	Commencement of Operations, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemption.

The accompanying notes are an integral part of the financial statements.

37

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,	For the Period Ended June 30,
	2024	2023(a)
Net Asset Value, Beginning of Period	$22.40	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.61	0.37
Net Realized and Unrealized Gain (Loss)	(7.83)	(2.97)
Total Income (Loss) from Operations	(7.22)	(2.60)

Less Distributions From:
Net Investment Income	(0.60)	—
Total Distributions	(0.60)	—
Net Asset Value, End of Period	$14.58	$22.40

Total Return(c)	(32.60)%	(10.27)%
Net Assets, End of Period (thousands)	$1,458	$2,240
Ratios of Average Net Assets:
Gross Expenses	0.79%	0.79	%(d)
Net Expenses(e)	0.59%	0.59	%(d)
Net Investment Income (Loss)	3.52%	3.41	%(d)
Portfolio Turnover Rate(f)	38%	10%

(a)	Commencement of Operations, January 10, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	The Adviser has contractually agreed, through October 31, 2024, to waive 0.20% of its management fee.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

38	Annual Report June 30, 2024

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,	For the Period Ended June 30,
	2024	2023(a)
Net Asset Value, Beginning of Period	$30.90	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.60	0.19
Net Realized and Unrealized Gain (Loss)	9.10	0.71
Total Income (Loss) from Operations	10.70	0.90

Less Distributions From:
Net Investment Income	(1.52)	—
Total Distributions	(1.52)	—
Net Asset Value, End of Period	$40.08	$30.90

Total Return(c)	35.71%	2.99%
Net Assets, End of Period (thousands)	$4,008	$3,090
Ratios of Average Net Assets:
Expenses	0.79%	0.79	%(d)
Net Investment Income (Loss)	4.45%	3.88	%(d)
Portfolio Turnover Rate(e)	0%	49%

(a)	Commencement of Operations, May 4, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

39

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended June 30, 2024(a)
Net Asset Value, Beginning of Period	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.76
Net Realized and Unrealized Gain (Loss)	(7.13)
Total Income (Loss) from Operations	(6.37)

Less Distributions From:
Net Investment Income	(0.37)
Total Distributions	(0.37)
Net Asset Value, End of Period	$23.26

Total Return(c)	(21.38)%
Net Assets, End of Period (thousands)	$2,326
Ratios of Average Net Assets:
Gross Expenses	0.79	%(d)(e)
Net Expenses	0.34	%(d)(e)
Net Investment Income (Loss)	3.35	%(d)(e)
Portfolio Turnover Rate(f)	8%
(a)	Commencement of Operations, August 8, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Ratios exclude the underlying income and expenses of the fund in which it invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

40	Annual Report June 30, 2024

USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended June 30, 2024(a)
Net Asset Value, Beginning of Period	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.04
Net Realized and Unrealized Gain (Loss)	1.65	(c)
Total Income (Loss) from Operations	2.69

Less Distributions From:
Net Investment Income	(0.25)
Total Distributions	(0.25)
Net Asset Value, End of Period	$32.44

Total Return(d)	9.00%
Net Assets, End of Period (thousands)	$1,622
Ratios of Average Net Assets:
Expenses	0.65	%(e)
Net Investment Income (Loss)	4.63	%(e)
Portfolio Turnover Rate(f)	0%
(a)	Commencement of Operations, October 5, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the year may not agree with the change in the aggregate gains and losses for the year because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.
(d)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

41

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,			For the Period Ended June 30,
	2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period	$34.21	$31.16	$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.17	1.02	0.84	0.21
Net Realized and Unrealized Gain (Loss)	8.47	3.79	2.30	5.09
Total Income (Loss) from Operations	9.64	4.81	3.14	5.30

Less Distributions From:
Net Investment Income	(1.06)	(0.83)	(0.81)	(0.18)
Capital Gain	(0.81)	(0.14)	—	—
Return of Capital	—	(0.79)	(0.52)	(0.06)
Total Distributions	(1.87)	(1.76)	(1.33)	(0.24)
Net Asset Value, End of Period	$41.98	$34.21	$31.16	$29.35
Total Return(c)	28.92%	15.56%	10.74%	21.83%
Net Assets, End of Period (thousands)	$273,258	$205,238	$151,122	$99,785
Ratios of Average Net Assets:
Expenses	0.85%	0.85%	0.85%	0.85	%(d)
Net Investment Income (Loss)	3.13%	3.04%	2.68%	2.80	%(d)
Portfolio Turnover Rate(e)	21%	17%	18%	8%

(a)	Commencement of Operations, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

42	Annual Report June 30, 2024

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,			For the Period Ended June 30,
	2024	2023		2022(a)
Net Asset Value, Beginning of Period	$25.23	$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.74	0.73		0.06
Net Realized and Unrealized Gain (Loss)	1.81	2.30		(1.82)
Total Income (Loss) from Operations	2.55	3.03		(1.76)

Less Distributions From:
Net Investment Income	(0.72)	(1.22)		—
Capital Gain	—	(0.00	)(c)	—
Total Distributions	(0.72)	(1.22)		—
Net Asset Value, End of Period	$27.06	$25.23		$23.42

Total Return(d)	10.32%	11.19%		(7.00)%
Net Assets, End of Period (thousands)	$5,818	$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.65%	0.65%		0.65	%(e)
Net Investment Income (Loss)	2.87%	2.95%		4.44	%(e)
Portfolio Turnover Rate(f)	28%	39%		0%

(a)	Commencement of Operations, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Greater than $(0.005).
(d)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

43

USCF ETF TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust has established eight investment portfolios that are operational, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Gold Strategy Plus Income Fund (“USG”), the USCF Sustainable Battery Metals Strategy Fund (“ZSB”), the USCF Energy Commodity Strategy Absolute Return Fund (“USE”), the USCF Sustainable Commodity Strategy Fund (“ZSC”), the USCF Aluminum Strategy Fund (“ALUM”), the USCF Midstream Energy Income Fund (“UMI”) and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). Shares of the Trust’s series trade on the NYSE Arca Equity, Inc. (“NYSE Arca”).

		Diversification	Commencement	NYSE Arca
		Policy	of Operations	Listing Date
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	SDCI	Non-diversified	May 2, 2018	May 3, 2018
USCF Gold Strategy Plus Income Fund	USG	Non-diversified	November 2, 2021	November 3, 2021
USCF Sustainable Battery MetalsStrategy Fund	ZSB	Non-diversified	January 10, 2023	January 11, 2023
USCF Energy Commodity Strategy Absolute Return Fund	USE	Non-diversified	May 4, 2023	May 5, 2023
USCF Sustainable Commodity Strategy Fund	ZSC	Non-diversified	August 8, 2023	August 9, 2023
USCF Aluminum Strategy Fund	ALUM	Non-diversified	October 5, 2023	October 6, 2023
USCF Midstream Energy Income Fund	UMI	Non-diversified	March 23, 2021	March 24, 2021
USCF Dividend Income Fund	UDI	Diversified	June 7, 2022	June 8, 2022

Other series or portfolios may be added to the Trust in the future.

			Subsidiary	Advisor of	Sub-adviser of
	Advisor	Sub-adviser	Account	Subsidiary	Subsidiary
SDCI	USCF Advisers LLC (the “Adviser”)	N/A	USCF Cayman Commodity 2	USCF Advisers LLC	SummerHaven Investment Management, LLC (“SummerHaven”)
USG	USCF Advisers LLC	SummerHaven	USCF Cayman Commodity 4	USCF Advisers LLC	SummerHaven
ZSB	USCF Advisers LLC	N/A	USCF Cayman Commodity 5	USCF Advisers LLC	N/A

44	Annual Report June 30, 2024

			Subsidiary	Advisor of	Sub-adviser of
	Advisor	Sub-adviser	Account	Subsidiary	Subsidiary
USE	USCF Advisers LLC	N/A	USCF Cayman Commodity 3	USCF Advisers LLC	N/A
ZSC	USCF Advisers LLC	N/A	USCF Cayman Commodity 7	USCF Advisers LLC	N/A
ALUM	USCF Advisers LLC	N/A	USCF Cayman Commodity 8	USCF Advisers LLC	N/A
UMI	USCF Advisers LLC	Miller/Howard Investments, Inc. (“Miller/ Howard”)	N/A	N/A	N/A
UDI	USCF Advisers LLC	Miller/Howard	N/A	N/A	N/A

The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014, and is a wholly-owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.). SummerHaven and Miller/Howard, each a “Sub-Adviser” and together, the “Sub-Advisers”.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946 - “Financial Services - Investment Companies”.

Commodity Pools

Each of SDCI, USG, ZSB, USE, ZSC and ALUM (each a “Commodity Pool Fund” and collectively, “the Commodity Pool Funds”) and their respective Subsidiaries invest in commodity interests and are considered commodity pools. As a result, the Commodity Pool Funds and their respective Subsidiaries are subject to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The

45

NFA is the self-regulatory organization for the U.S. derivatives industry. The Commodity Pool Funds and their respective Subsidiaries operate in accordance with CFTC and NFA rules.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to the Commodity Pool Funds and their respective Subsidiaries. Accordingly, the Adviser is subject to regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to supervision and oversight by the CFTC and NFA.

Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Distributions received on investments that represent a return of capital or capital gain are reclassified as a reduction of cost of investments and/or as a realized gain. Withholding on foreign dividends have been provided for in accordance with the Adviser’s understanding of the applicable country’s tax rules and rates.

Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as Cash on the Consolidated Statements of Assets and Liabilities and Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Calculation of Net Asset Value

The NAV of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, USG, UDI, ZSB, USE, ZSC and ALUM, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time.” If regular trading

46	Annual Report June 30, 2024

on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

47

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith in accordance with the Trust’s Fair Value Pricing Procedures, which are approved by the Board of Trustees (the “Board”). Rule 2a-5 under the 1940 Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

See “Fair Value Measurement” section for additional information regarding fair value of investments and other financial instruments.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

48	Annual Report June 30, 2024

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short- term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

USG invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. USG does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

USG follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

49

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to USG will cause USG to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

USG will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits. Additionally, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM. See total amounts at, and due from the broker on the Consolidated Statements of Assets and Liabilities.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin may be calculated such that (i) both profits

50	Annual Report June 30, 2024

and losses on the contract are exchanged daily between the exchange and the Fund, or (ii) only the losses are realized daily, and profits are only realized at the end of the contract. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statements of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying assets, the Funds are not permitted to make or take delivery, and these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so.

A summary of the open futures contracts as of June 30, 2024, is included in a table within each of the Commodity Pool Funds’ respective Consolidated Schedule of Investments.

51

The following table summarizes the value of the Commodity Pool Funds’ respective derivative instruments held as of June 30, 2024, presented by primary underlying risk exposure:

		Asset Derivatives*		Liability Derivatives*
		Consolidated		Consolidated
		Statement of Assets		Statement of Assets
		and Liabilities		and Liabilities
		Location	Fair Value	Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$247,575	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$(637,131)
USG	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	1,610	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—
	Written Commodity Option Contracts	Written Call Options, at Fair Value	—	Written Call Options, at Fair Value	(18,290)
ZSB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(206,070)
USE	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	498,092	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(187,847)
ZSC	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	20,253	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(88,287)
ALUM	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	3,237	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(40,831)

*Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Variation margin receivable/(payable) and receivable/(payable) for open futures contracts is disclosed separately within the Consolidated Statements of Assets and Liabilities.

52	Annual Report June 30, 2024

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Commodity Pool Funds’ respective earnings during the year ended June 30, 2024, and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

The Effect of Derivative Instruments on the Consolidated Statements of Operations

		Year or Period Ended June 30, 2024
			Change in Unrealized
		Realized Gain (Loss)	Appreciation (Depreciation)
	Risk Type	on Derivatives	on Derivatives
SDCI	Commodity Futures Contracts	$1,137,375	$(152,808)
USG	Commodity Futures Contracts	$372,190	$93,070
	Written Commodity Option Contracts	$(57,941)	$(5,238)
ZSB	Commodity Futures Contracts	$(477,930)	$(130,105)
USE	Commodity Futures Contracts	$520,488	$390,669
ZSC	Commodity Futures Contracts	$(120,736)	$(68,034)
ALUM	Commodity Futures Contracts	$80,118	$(37,594)

For the year ended June 30, 2024, the average monthly volume of derivatives for each of the Commodity Pool Funds were as follows:

	Commodity	Written Call
	Futures Contracts	Options
	(Notional Value)	(Fair Value)
SDCI	$13,935,163	$—
USG	3,620,226	(7,751)
ZSB	1,746,925	—
USE	2,332,802	—
ZSC	1,293,928	—
ALUM	2,519,826	—

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Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

United States Treasury Obligations are valued at amortized cost, which is deemed to approximate fair value, each business day and are categorized as Level 2.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

54	Annual Report June 30, 2024

For equity securities, the Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the open of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security.

As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

The following tables summarize the valuation of investments at June 30, 2024, for the Funds, using the fair value hierarchy:

SDCI

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$4,630,176	$—	$4,630,176	$—
Exchange-Traded Futures Contracts*	247,575	247,575	—	—
Total	$4,877,751	$247,575	$4,630,176	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Futures Contracts*	$(637,131)	$(637,131)	$—	$—
Total	$(637,131)	$(637,131)	$—	$—

USG

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Futures Contracts*	$1,610	$1,610	$—	$—
Total	$1,610	$1,610	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Written Call Options	$(18,290)	$(18,290)	$—	$—
Total	$(18,290)	$(18,290)	$—	$—

ZSB

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$276,323	$276,323	$—	$—
Short-Term Investments	$797,202	$—	$797,202	$—
Total	$1,073,525	$276,323	$797,202	$—

Liabilities
Exchange-Traded Futures Contracts*	$(206,070)	$(206,070)	$—	$—
Total	$(206,070)	$(206,070)	$—	$—

55

USE

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$2,835,982	$—	$2,835,982	$—
Exchange-Traded Futures Contracts*	498,092	498,092	—	—
Total	$3,334,074	$498,092	$2,835,982	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Futures Contracts*	$(187,847)	$(187,847)	$—	$—
Total	$(187,847)	$(187,847)	$—	$—

ZSC

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$599,482	$599,482	$—	$—
Exchange-Traded Funds	723,195	723,195	—	—
Short-Term Investments	596,077	—	596,077	—
Exchange-Traded Futures Contracts*	20,253	20,253	—	—
Total	$1,939,007	$1,342,930	$596,077	$—

Liabilities
Exchange-Traded Futures Contracts*	$(88,287)	$(88,287)	$—	$—
Total	$(88,287)	$(88,287)	$—	$—

ALUM

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$1,291,624	$—	$1,291,624	$—
Exchange-Traded Futures Contracts*	3,237	3,237	—	—
Total	$1,294,861	$3,237	$1,291,624	$—

Liabilities
Exchange-Traded Futures Contracts*	$(40,831)	$(40,831)	$—	$—
Total	$(40,831)	$(40,831)	$—	$—

UMI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$204,773,138	$204,773,138	$—	$—
Master Limited Partnerships	66,250,339	66,250,339	—	—
Money Market Funds	1,334,067	1,334,067	—	—
Total	$272,357,544	$272,357,544	$—	$—

UDI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,668,404	$5,668,404	$—	$—
Money Market Funds	139,578	139,578	—	—
Total	$5,807,982	$5,807,982	$—	$—

* Net unrealized appreciation/(depreciation) as presented in the Consolidated Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

56	Annual Report June 30, 2024

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Statements of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year-ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceeds its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

57

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware, which are subject to the examination of the IRS for a period of three fiscal years after they are filed.

The Funds follow ASC 740 “Income Taxes,” which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences, which are primarily due to tax treatment of redemptions in-kind, return of capital distributions and wholly owned-subsidiaries as of June 30, 2024, were reclassified to the following accounts:

	SDCI	USG	ZSB	USE	ZSC	ALUM	UMI	UDI
Paid In Capital	$1,270,178	$187,987	$(467,012)	$480,407	$(101,241)	$98,961	$1,446,064	$31,241
Total Distributable Earnings/(Accumulated Loss)	$(1,270,178)	$(187,987)	$467,012	$(480,407)	$101,241	$(98,961)	$(1,446,064)	$(31,241)

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2023 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on an annual basis, except for USG, which intends to pay dividends on a quarterly basis, and UDI and UMI, which intend to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment annually, quarterly or monthly, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have

58	Annual Report June 30, 2024

owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

59

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in the Commodity Pool Funds, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual Fund. Through their respective Subsidiaries, the Commodity Pool Funds are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of the Commodity Pool Funds is the sole shareholder of their respective Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, each Commodity Pool Fund will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of the Commodity Pool Funds may invest up to 25% of its total assets in their respective Subsidiaries. The accompanying Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights for each Fund include the positions and accounts of

60	Annual Report June 30, 2024

the applicable Subsidiary. All inter-company balances and transactions, if any, have been eliminated in consolidation.

As of June 30, 2024, the Commodity Pool Funds’ and their respective Subsidiaries’ net assets were as follows:

			% of Fund
	Total	Subsidiary	Represented by Subsidiary’s
	Net Assets	Net Assets	Net Assets
SDCI	$22,275,400	$4,119,680	18.5%
USG	7,524,243	1,499,948	19.9%
ZSB	1,458,224	241,232	16.5%
USE	4,008,336	880,075	22.0%
ZSC	2,326,020	446,009	19.2%
ALUM	1,622,184	417,818	25.8%*

* Subsidiary represents less than 25% of total assets of the Fund.

Other Investment Companies Risk

An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as COVID-19, and regional conflicts. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

61

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk

Since USG, ZSB, USE, ZSC, ALUM and UDI are new funds, there can be no assurance that they will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Derivatives Risk

The value of a derivative instrument, such as a Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject

62	Annual Report June 30, 2024

to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for the Commodity Pool Funds than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, as a futures contract approaches the expiration date, in order to avoid taking delivery of the underlying commodity the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to spot prices of the commodities in which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Commodities Risk

With respect to the Commodity Pool Funds, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the Funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Commodity Pool Funds’ NAV and market price.

63

Commodities Tax Risk

Each Commodity Pool Fund intends to qualify as a RIC under Subchapter M of the Code. If the Commodity Pool Funds qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy certain source-of-income requirements. The Internal Revenue Service issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, each of the Commodity Pool Funds intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. The Commodity Pool Funds anticipate that their inclusion of income from their Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy. The Commodity Pool Funds seek to manage their investments in their respective Subsidiaries and in commodities investments as necessary to maintain their qualification as RICs.

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investments. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an

64	Annual Report June 30, 2024

MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the Fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk

UMI and UDI’s consideration of ESG factors in selecting investments may limit the investment opportunities available to each Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI and UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and each Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI and UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short- term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause the Funds to incur certain costs, such as brokerage costs, that it would not incur if it made solely in-kind redemptions. In addition, because a Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an authorized participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

65

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, USG, ZSB, ZSC, ALUM and USE, the Adviser also serves as investment adviser to their respective Subsidiaries pursuant to a separate investment advisory agreement. SummerHaven serves as the sub- adviser to USG, USCF Cayman Commodity 2 and USCF Cayman Commodity 4 pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of USG and each applicable Subsidiary. Miller/Howard serves as the sub-adviser to UMI and UDI pursuant to sub-advisory agreements.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds, and any wholly-owned subsidiaries, except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The Subsidiaries do not pay separate fees to the Adviser. The following table lists the total management fee paid by each Fund.

Management
Fund	Fee
SDCI	0.80%
USG	0.45%
ZSB	0.79%
USE	0.79%
ZSC	0.79%
ALUM	0.65%
UMI	0.85%
UDI	0.65%

Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2024, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSB. The agreement became effective on January 4, 2023 and has subsequently been renewed on

66	Annual Report June 30, 2024

an annual basis. The agreement will remain in effect through October 31, 2024, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. At a meeting of the Board on February 16, 2023, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of its management fees payable to ZSC. The agreement became effective on August 8, 2023. The agreement will remain in effect through August 1, 2024. Waived fees are not subject to recoupment by the Adviser.

The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to ZSC’s investments in affiliated exchange-traded funds. For the period from August 8, 2023 (commencement of operations) through June 30, 2024, the Advisor waived $5,699 of expenses to the Fund. Waived fees are not subject to recoupment by the Adviser.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services they provide to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisory Fee
Wholly-owned Subsidiary of SDCI	0.06%
USG	0.15%
UMI	0.38%
UDI*	0.20%

* As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.

Annual Fee as
a percent of
average daily
Assets	net assets
On the first $5 million ($0 - $5,000,000)	0.20%
On the next $45 million ($5,000,001 - $50,000,000)	0.00%
On the next $50 million ($50,000,001 - $100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend

67

disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Funds’ shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants.” Currently, Creation Units for SDCI, USG, ZSB, USE, ZSC and ALUM generally consist of 25,000 shares. For UMI and UDI, Creation Units generally consist of 10,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $250 for SDCI, USG, ZSB, ZSC, USE and ALUM and $100 for UMI and UDI to compensate the Funds for brokerage and transaction expenses when purchasing Units.

Each of SDCI, USG, ZSB, USE, ZSC and ALUM, generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

68	Annual Report June 30, 2024

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SummerHaven Dynamic Commodity Index Total Return (SDCITR) (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the year ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

			In-Kind	In-Kind
Fund	Purchases	Sales	Creations	Redemptions
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	134,952	170,650	—	—
USE	—	—	—	—
ZSC	1,954,626	110,714	—	—
ALUM	—	—	—	—
UMI	48,396,473	48,849,027	23,844,922	4,336,464
UDI	1,568,657	1,607,386	—	263,619

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

69

NOTE 7 – DIVIDENDS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2024, were from Ordinary Income and Return of Capital in the amounts as follows:

	Ordinary		Return of
Fund	Income	Capital Gains	capital
SDCI	$208,989	$—	$—
USG	277,630	—	—
ZSB	59,612	—	—
USE	152,237	—	—
ZSC	37,109	—	—
ALUM	25,107	—	—
UMI	6,582,925	5,008,017	—
UDI	159,177	—	—

The tax character of distributions paid during the fiscal year ended June 30, 2023, were from Ordinary Income and Return of Capital in the amounts as follows:

	Ordinary		Return of
Fund	Income	Capital Gains	capital
SDCI	$3,022,277	$—	$—
USG	127,148	—	—
ZSB	—	—	—
USE	—	—	—
UMI	4,590,858	756,306	4,330,404
UDI	173,760	60	—

As of June 30, 2024, the components of accumulated earnings on a tax basis were as follows:

	SDCI	USG	ZSB	USE	ZSC	ALUM	UMI	UDI
Undistributed Ordinary Income - Net	$1,434,745	$450,043	$21,938	$1,008,340	$16,044	$106,515	$(694)	$3,445
Undistributed long-term gains/accumulated capital loss	—	(1,056)	(44,999)	(5)	(37,629)	—	—	86,979
Other Book/Tax Temporary Differences	—	—	—	—	—	—	—	—
Unrealized Appreciation (Depreciation)	(1,597,635)	(462,592)	(364,396)	(635,447)	(551,154)	(98,961)	87,114,351	384,305
Total Accumulated Earnings/(Losses) - Net	$(162,890)	$(13,605)	$(387,457)	$372,888	$(572,739)	$7,554	$87,113,657	$474,729

70	Annual Report June 30, 2024

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2024, capital loss carryforwards were as follows:

	Utilized in	Short-Term	Long-Term
	Current	With No	With No
Fund	Year	Expiration	Expiration
SDCI	—	—	—
USG	—	1,056	—
ZSB	—	43,213	1,786
USE	—	5	—
ZSC	—	37,629	—
ALUM	—	—	—
UMI	—	—	—
UDI	178,504	—	—

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October and late year losses are determined only at the end of each fiscal year. The Funds did not defer any post-October losses for the fiscal year ended June 30, 2024. UMI deferred $694 of late year losses for the fiscal year ended June 30, 2024.

71

NOTE 9 – TAX COST OF INVESTMENTS

As of June 30, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

		Net	Aggregate	Aggregate
		Unrealized	Gross	Gross
	Aggregate	Appreciation	Unrealized	Unrealized
Fund	Tax Cost	(Depreciation)	Appreciation	(Depreciation)
SDCI	$8,339,368	$(286,456)	$—	$(286,456)
USG	1,606,700	(106,752)	—	(106,752)
ZSB	1,667,832	(353,075)	—	(353,075)
USE	3,764,096	(445,724)	—	(445,724)
ZSC	2,868,137	(652,393)	—	(652,393)
ALUM	1,631,396	(46,517)	—	(46,517)
UMI	185,242,503	87,115,041	89,506,085	(2,391,044)
UDI	5,423,662	384,320	646,398	(262,078)

NOTE 10 – TRUSTEES’ FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On September 20, 2023, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ending June 30, 2024. Prior to the Trust’s fiscal year ending June 30, 2024, the Trust’s financial statements were audited by Spicer Jeffries LLP.

The reports of Spicer Jeffries LLP on the financial statements of the Funds as of and for the fiscal years ended 2023 and 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2023 and 2022, and during the subsequent interim period through September 20, 2023: (i) there were no disagreements between the registrant and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference

72	Annual Report June 30, 2024

to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended 2023 and 2022, and during the subsequent interim period through September 20, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

NOTE 12 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
USCF ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as applicable), including the schedules of investments (consolidated as applicable), of USCF ETF Trust comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations (consolidated as applicable) and changes in net assets (consolidated as applicable), and the financial highlights (consolidated as applicable) for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, USCF Gold Strategy Plus Income Fund, USCF Sustainable Battery Metals Strategy Fund, and USCF Energy Commodity Strategy Absolute Return Fund	Consolidated for the year ended June 30, 2024

USCF Sustainable Commodity Strategy Fund	Consolidated for the period from August 8, 2023 (commencement of operations) through June 30, 2024

USCF Aluminum Strategy Fund	Consolidated for the period from October 5, 2023 (commencement of operations) through June 30, 2024

USCF Midstream Energy Income Fund and USCF Dividend Income Fund	For the year ended June 30, 2024

The Funds’ financial statements and financial highlights (consolidated as applicable) for the years or periods ended June 30, 2023, and prior, were audited by other auditors whose report dated August 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

74	Annual Report June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2024

75

ADDITIONAL INFORMATION (UNAUDITED)

Federal Income Tax Information

For the year or period ended June 30, 2024, the following Funds reported the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); 2) eligible for corporate dividend received deduction (DRD):

Fund	QDI	DRD
ZSB	19.15%	0.40%
ZSC	22.11%	1.12%
UMI	100.00%	52.74%
UDI	100.00%	94.95%

In January 2025 you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

76	Annual Report June 30, 2024

www.uscfinvestments.com

1-800-920-0259

The funds are distributed by ALPS Distributors, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

A discussion of changes in the Funds’ accountants is included in Item 7 of this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	A copy of the code of ethics is incorporated herein by reference to the Registrant’s Annual Report on Form N-CSR filed with the Commission on September 1, 2022.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Change in the Registrant’s independent public accountant.

A discussion of changes in the Funds’ accountants is included in Item 7 of this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date        9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date       9/4/24

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P.Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date        9/4/24

* Print the name and title of each signing officer under his or her signature.